Gains or losses on financial assets and liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets at fair value through profit or loss	€ 192,604	€ 170,820	€ 138,446
Liabilities designated at fair value through profit or loss at initial recognition recognised in other comprehensive income	(866)	€ (1,044)	€ 81
Deposits
Measurement of financial assets and liabilities and recognition of fair value changes
Repurchase agreements, value	45,956
Loans and advances - credit institutions and customers
Measurement of financial assets and liabilities and recognition of fair value changes
Reverse repurchase agreements	44,567
Mortgage backed assets	788
Spanish and foreign government securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets at fair value through profit or loss	€ 51,251